Mortgage banking activities (Tables)	12 Months Ended
Dec. 31, 2018
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Mortgage Banking Activities [Table Text Block]
	Years ended December 31,
(In thousands)	2018	2017	2016
Mortgage servicing fees, net of fair value adjustments:
Mortgage servicing fees	$49,532	$48,300	$58,208
Mortgage servicing rights fair value adjustments	(8,477)	(36,519)	(25,336)
Total mortgage servicing fees, net of fair value adjustments	41,055	11,781	32,872
Net gain on sale of loans, including valuation on loans held for sale	9,424	17,088	26,976
Trading account profit (loss):
Unrealized (losses) gains on outstanding derivative positions	(253)	184	(1)
Realized gains (losses) on closed derivative positions	2,576	(3,557)	(3,309)
Total trading account profit (loss)	2,323	(3,373)	(3,310)
Total mortgage banking activities	$52,802	$25,496	$56,538